Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Financing Receivable Credit Quality Indicators Commercial (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	$ 362,549,473	$ 521,814,110	$ 475,431,771
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	38,743,089	49,373,827	44,106,827
Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	0	5,038,901
Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	4,490,647	5,777,494	107,405
Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	540,072	32,650
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	43,233,736	55,691,393	49,285,783
Commercial Business [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	63,079,908	55,498,613	47,973,545
Commercial Business [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	1,465,856	1,019,586	1,657,993
Commercial Business [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	920,157	1,064,799	865,160
Commercial Business [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	258,486	282,438	287,976
Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	65,724,407	57,865,436	50,784,674
Commercial Real Estate Other Receivable [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	64,562,349	76,096,964	84,642,510
Commercial Real Estate Other Receivable [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	21,013,297	19,060,621	10,574,489
Commercial Real Estate Other Receivable [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	10,901,072	7,255,109	3,823,225
Commercial Real Estate Other Receivable [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	0	596,752
Commercial Real Estate Other Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	96,476,718	102,412,694	99,636,976
Mortgage Warehouse Lines [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	134,534,202	284,127,530	249,345,831
Mortgage Warehouse Lines [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	0	0
Mortgage Warehouse Lines [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	0	0
Mortgage Warehouse Lines [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	0	0
Mortgage Warehouse Lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	134,534,202	284,127,530	249,345,831
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	10,521,525	10,763,114	12,224,181
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	1,134,665	134,193	142,477
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	0	518,694
Residential Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	0	0	0
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Credit Exposure	$ 11,656,190	$ 10,897,307	$ 12,885,352